May 5, 2009

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, NE

Washington, DC 20549-0506

Re:	C.M. Life Insurance Company and its C.M. Life Variable Life Separate Account I
Post-Effective Amendment No. 14 to Registration Statement on Form N-6
Prospectus Title: Survivorship Variable Universal Life II
File Nos. 333-88493, 811-09020
Class Identifier: C000030136

Dear Commissioners:

On behalf of C.M. Life Insurance Company and its separate account, C.M. Life Variable Life Separate Account I (the “Separate Account”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•

the form of prospectus and statement of additional information contained in Post-Effective Amendment No. 14 (the “Most Recent Amendment”) to the above-referenced Registration Statement that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in the Most Recent Amendment, which was filed on April 28, 2009 and declared effective on May 1, 2009; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown
Angela N. Brown
Assistant Vice President and Counsel
Massachusetts Mutual Life Insurance Company